Financing Receivable, Net - Summary of Balances of Financing Receivables by Due Date (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, after Allowance for Credit Loss [Abstract]
Due in 0-12 months	¥ 4,080,316	¥ 5,426,561
Due in 13-24 months	229,900	182,107
Due in 25-36 months	22,615	23,388
Due thereafter	8,135	20,415
Total financing receivables	¥ 4,340,966	¥ 5,652,471